Fair Value - Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Navios Midstream
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity/ (loss) in net earnings of affiliated companies	$ 59,104	$ 59,104